John Hancock Financial Services

Thomas J. Loftus AVP and Senior Counsel Insurance Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com

VIA EDGAR

December 21, 2015

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.)

Initial Joint Registration Statement on Form F-3

Dear Mr. Oh:

We are transmitting today for filing with the Commission under the Securities Act of 1933 a joint registration statement on Form F-3 on behalf of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and its parent, Manulife Financial Corporation (“Manulife”)(“New Registration Statement”). The New Registration Statement covers the offer and sale by John Hancock USA of a deferred combination fixed and variable annuity contract with market value adjustment interests (the “Contract”) that are fully and unconditionally guaranteed by Manulife. The Contracts are no longer offered for sale.

We intend the New Registration Statement to replace SEC File Nos. 333-183233 and 333-183233-01 (the “Currently Effective MVA Registration”), which were declared effective on January 4, 2013 (Accession No. 9999999995-13-000119).

The enclosed courtesy copies are marked against the last formal filing with the Commission of the Currently Effective MVA Registration on December 12, 2012 (Accession No. 0001193125-12-499670). We marked the courtesy copies to indicate the following revisions to the Currently Effective MVA Registration:

1.	Part II – Filing Fee Table. The filing fee table reflects the amount of securities to be registered, the filing fees for securities expected to remain unsold, and the offset of filing fees remaining unsold from the Currently Effective Registrations.

2.	Part I - Prospectus – Revisions to Conform Disclosure. We have made non-material revisions to the disclosure in several sections of the enclosed prospectus to reflect updates to the cover page, risk disclosure, accounting treatment and tax section, and to documents incorporated by reference.

We have made non-substantive revisions, mainly typographical and updating in nature, to both the Prospectus and Part II.

Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or, in my absence, to Sophia Pattas, Assistant Counsel at (617) 663-2332.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel